Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2010 Portfolio℠
September 30, 2023
VIPF2010-NPRT3-1123
1.822344.118
Domestic Equity Funds - 11.1%
	Shares	Value ($)
VIP Contrafund Portfolio Initial Class (a)	114,174	5,133,268
VIP Equity-Income Portfolio Initial Class (a)	175,486	4,204,639
VIP Growth & Income Portfolio Initial Class (a)	221,550	5,744,780
VIP Growth Portfolio Initial Class (a)	99,240	8,453,244
VIP Mid Cap Portfolio Initial Class (a)	39,412	1,331,731
VIP Value Portfolio Initial Class (a)	164,317	2,977,432
VIP Value Strategies Portfolio Initial Class (a)	95,857	1,483,868
TOTAL DOMESTIC EQUITY FUNDS (Cost $23,876,680)		29,328,962

International Equity Funds - 15.8%
	Shares	Value ($)
VIP Emerging Markets Portfolio Initial Class (a)	1,735,220	17,213,381
VIP Overseas Portfolio Initial Class (a)	1,055,045	24,403,195
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $39,046,892)		41,616,576

Bond Funds - 59.7%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,727,409	42,310,310
Fidelity International Bond Index Fund (a)	843,280	7,488,330
Fidelity Long-Term Treasury Bond Index Fund (a)	1,056,132	9,621,359
VIP High Income Portfolio Initial Class (a)	954,394	4,371,124
VIP Investment Grade Bond II Portfolio - Initial Class (a)	10,217,608	94,104,167
TOTAL BOND FUNDS (Cost $174,224,402)		157,895,290

Short-Term Funds - 13.4%
	Shares	Value ($)
VIP Government Money Market Portfolio Initial Class 5.09% (a)(b) (Cost $35,491,562)	35,491,562	35,491,562

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $272,639,536)	264,332,390
NET OTHER ASSETS (LIABILITIES) - 0.0%	(45,353)
NET ASSETS - 100.0%	264,287,037

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	-	219,712	219,712	28	-	-	-	0.0%
Total	-	219,712	219,712	28	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	45,342,367	3,849,848	6,565,394	38,258	(524,213)	207,702	42,310,310
Fidelity International Bond Index Fund	8,203,752	681,098	1,466,289	98,308	(31,469)	101,238	7,488,330
Fidelity Long-Term Treasury Bond Index Fund	11,223,163	2,803,734	3,509,604	236,868	(184,128)	(711,806)	9,621,359
VIP Contrafund Portfolio Initial Class	5,810,168	450,470	2,186,196	55,857	18,731	1,040,095	5,133,268
VIP Emerging Markets Portfolio Initial Class	20,228,126	4,718,959	8,251,465	32,504	(47,514)	565,275	17,213,381
VIP Equity-Income Portfolio Initial Class	5,206,288	417,229	1,537,837	-	(52,821)	171,780	4,204,639
VIP Government Money Market Portfolio Initial Class 5.09%	38,322,895	9,422,186	12,253,519	1,389,148	-	-	35,491,562
VIP Growth & Income Portfolio Initial Class	6,737,047	621,339	2,183,226	24,234	56,496	513,124	5,744,780
VIP Growth Portfolio Initial Class	9,124,888	1,133,962	3,570,227	61,888	143,024	1,621,597	8,453,244
VIP High Income Portfolio Initial Class	4,721,716	236,169	773,391	3,179	(26,185)	212,815	4,371,124
VIP Investment Grade Bond II Portfolio - Initial Class	95,781,331	12,982,512	13,777,027	30,874	(344,918)	(537,731)	94,104,167
VIP Mid Cap Portfolio Initial Class	1,624,817	94,031	458,828	3,745	(9,313)	81,024	1,331,731
VIP Overseas Portfolio Initial Class	27,210,917	2,347,342	7,257,029	-	318,450	1,783,515	24,403,195
VIP Value Portfolio Initial Class	3,754,040	212,244	1,318,053	-	(5,353)	334,554	2,977,432
VIP Value Strategies Portfolio Initial Class	1,860,776	91,186	624,966	4,389	(16,709)	173,581	1,483,868
	285,152,291	40,062,309	65,733,051	1,979,252	(705,922)	5,556,763	264,332,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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